Fair Value Measurements (Details) (Investment Management Plan, CNY)	Dec. 31, 2014 class	Dec. 31, 2013
Fair Value Measurements
Number of classes of holders in the Investment Management Plan	2
Class A
Fair Value Measurements
Guaranteed earnings, expressed as a percentage on accumulated contribution to the Investment Management Plan	7.00%
Recurring basis | Class A
Underlying assets and liabilities held by the Investment Management Plan
Total		73,368,507
Recurring basis | Class B
Underlying assets and liabilities held by the Investment Management Plan
Total		16,783,869
Recurring basis | Quoted price in active markets for identified assets (Level 1)
Underlying assets and liabilities held by the Investment Management Plan
Total		11,264,730
Recurring basis | Quoted price in active markets for identified assets (Level 1) | Equity securities
Underlying assets and liabilities held by the Investment Management Plan
Investment		11,264,730
Recurring basis | Significant other observable inputs (Level 2)
Underlying assets and liabilities held by the Investment Management Plan
Total		67,100,000
Recurring basis | Significant other observable inputs (Level 2) | Debt securities
Underlying assets and liabilities held by the Investment Management Plan
Investment		67,100,000
Face value | Recurring basis
Underlying assets and liabilities held by the Investment Management Plan
Cash and cash equivalents		11,426,863
Other receivable		1,525,236
Other payable		(1,164,453)
Total		11,787,646
Fair Value | Recurring basis
Underlying assets and liabilities held by the Investment Management Plan
Cash and cash equivalents		11,426,863
Other receivable		1,525,236
Other payable		(1,164,453)
Total		90,152,376
Fair Value | Recurring basis | Equity securities
Underlying assets and liabilities held by the Investment Management Plan
Investment		11,264,730
Fair Value | Recurring basis | Debt securities
Underlying assets and liabilities held by the Investment Management Plan
Investment		67,100,000